UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[   ] is a restatement.
[   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            Bedrijfstakpensioenfonds voor de Media PNO
Address:         Postbus 1340
                 1200 BH Hilversum
                 The Netherlands

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Daan Heijting

Title:           deputy director
Phone:           0031356259214

Signature,       Place,              and Date of Signing:
Daan Heijting    Hilversum           January 30, 2004




Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT.
[   ] 13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:
NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Entry Total:  33
Form 13F Information Table Value Total:  $468,235

FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ALEXANDRIA REAL ESTATE EQ IN   COM              015271109     2895    50000 SH       SOLE                    50000        0        0
AMERICAN INTL GROUP INC        COM              026874107    22867   345000 SH       SOLE                   345000        0        0
AMLI RESIDENTIAL PPTYS TR      SH BEN INT       001735109     1340    50000 SH       SOLE                    50000        0        0
ANHEUSER BUSCH COS INC         COM              035229103    16436   312000 SH       SOLE                   312000        0        0
BANK OF AMERICA CORPORATION    COM              060505104     5148    64000 SH       SOLE                    64000        0        0
CISCO SYS INC                  COM              17275R102    17637   727900 SH       SOLE                   727900        0        0
CITIGROUP INC                  COM              172967101    33735   695000 SH       SOLE                   695000        0        0
COCA COLA CO                   COM              191216100    18950   373400 SH       SOLE                   373400        0        0
COLGATE PALMOLIVE CO           COM              194162103    11261   225000 SH       SOLE                   225000        0        0
DELL INC                       COM              24702R101    14781   435000 SH       SOLE                   435000        0        0
E M C CORP MASS                COM              268648102     9044   700000 SH       SOLE                   700000        0        0
EQUITY OFFICE PROPERTIES TRU   COM              294741103     2435    85000 SH       SOLE                    85000        0        0
EXXON MOBIL CORP               COM              30231G102    15695   382806 SH       SOLE                   382806        0        0
GANNETT INC                    COM              364730101    10699   120000 SH       SOLE                   120000        0        0
GENERAL ELEC CO                COM              369604103    32839  1060000 SH       SOLE                  1060000        0        0
GILLETTE CO                    COM              375766102     9917   270000 SH       SOLE                   270000        0        0
GOLDMAN SACHS GROUP INC        COM              38141G104    12440   126000 SH       SOLE                   126000        0        0
INTEL CORP                     COM              458140100    21954   685000 SH       SOLE                   685000        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    21038   227000 SH       SOLE                   227000        0        0
JOHNSON & JOHNSON              COM              478160104    14465   280000 SH       SOLE                   280000        0        0
LILLY ELI & CO                 COM              532457108     9741   138500 SH       SOLE                   138500        0        0
MCDONALDS CORP                 COM              580135101     4162   167600 SH       SOLE                   167600        0        0
MCGRAW HILL COS INC            COM              580645109    11467   164000 SH       SOLE                   164000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1927    56682 SH       SOLE                    56682        0        0
MERCK & CO INC                 COM              589331107    21714   470000 SH       SOLE                   470000        0        0
MICROSOFT CORP                 COM              594918104    26275   960000 SH       SOLE                   960000        0        0
ORACLE CORP                    COM              68389X105     8335   630000 SH       SOLE                   630000        0        0
PEPSICO INC                    COM              713448108     1632    35000 SH       SOLE                    35000        0        0
PFIZER INC                     COM              717081103    43025  1217800 SH       SOLE                  1217800        0        0
PROCTER & GAMBLE CO            COM              742718109    12974   130000 SH       SOLE                   130000        0        0
PROLOGIS                       SH BEN INT       743410102     2487    77500 SH       SOLE                    77500        0        0
TIME WARNER INC                COM              887317105    10884   605000 SH       SOLE                   605000        0        0
WAL MART STORES INC            COM              931142103    18037   340000 SH       SOLE                   340000        0        0